UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811‑08333
Nuveen Investment Trust II

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: August 31
Date of reporting period: August 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report August 31, 2025

Nuveen Equity Long/Short Fund
Class A Shares/NELAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$230	2.16%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Equity Long/Short Fund returned 12.94% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2025. The Fund performed in line with the Equity Long/Short Blended Benchmark, which returned 12.77%. The Fund’s blended benchmark consists of 1) 70% Russell 1000® Index, and 2) 30% ICE BofA U.S. 3‑Month Treasury Bill Index.

•
Top contributors to relative performance

•
Security selection in the industrials sector, led by overweight long positions in Howmet Aerospace Inc. and nVent Electric plc.

•
Security selection and an overweight in the communication services sector, led by overweight long positions in Live Nation Entertainment, Inc. and Netflix Inc.

•
Security selection in the consumer discretionary sector, led by a short position in RH (formerly Restoration Hardware Holdings Inc.).

•
Top detractors from relative performance

•
Security selection and an overweight in the financials sector, including overweight long positions in Fiserv, Inc. and Arch Capital Group Ltd.

•
Overweight long position in Marvell Technology, Inc.

•
Security selection in the health care sector, including overweight long positions in BioMarin Pharmaceutical Inc. and UnitedHealth Group Incorporated.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2015 through August 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	12.94%	12.34%	8.87%

Class A Shares at maximum sales charge (Offering Price)	6.45%	11.02%	8.23%

Russell 1000® Index	16.24%	14.34%	14.33%

Equity Long/Short Blended Benchmark	12.77%	11.09%	10.79%

Lipper Alternative Long/Short Equity Funds Classification Average	9.30%	8.89%	6.21%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

Fund Statistics (as of August 31, 2025)

Fund net assets	$146,903,514

Total number of portfolio holdings	177

Portfolio turnover (%)	65%

Total management fees paid for the year	$1,773,403

2	continued>>

What did the Fund invest in? (as of August 31, 2025)

(1) Includes the gross market value of the Fund’s long and short exposure.

3	continued>>

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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4

Annual Shareholder Report August 31, 2025

Nuveen Equity Long/Short Fund
Class C Shares/NELCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$309	2.91%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Equity Long/Short Fund returned 12.09% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2025. The Fund underperformed the Equity Long/Short Blended Benchmark, which returned 12.77%. The Fund’s blended benchmark consists of 1) 70% Russell 1000® Index, and 2) 30% ICE BofA U.S. 3‑Month Treasury Bill Index.

•
Top contributors to relative performance

•
Security selection in the industrials sector, led by overweight long positions in Howmet Aerospace Inc. and nVent Electric plc.

•
Security selection and an overweight in the communication services sector, led by overweight long positions in Live Nation Entertainment, Inc. and Netflix Inc.

•
Security selection in the consumer discretionary sector, led by a short position in RH (formerly Restoration Hardware Holdings Inc.).

•
Top detractors from relative performance

•
Security selection and an overweight in the financials sector, including overweight long positions in Fiserv, Inc. and Arch Capital Group Ltd.

•
Overweight long position in Marvell Technology, Inc.

•
Security selection in the health care sector, including overweight long positions in BioMarin Pharmaceutical Inc. and UnitedHealth Group Incorporated.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2015 through August 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	12.09%	11.50%	8.22%

Russell 1000® Index	16.24%	14.34%	14.33%

Equity Long/Short Blended Benchmark	12.77%	11.09%	10.79%

Lipper Alternative Long/Short Equity Funds Classification Average	9.30%	8.89%	6.21%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

Fund Statistics (as of August 31, 2025)

Fund net assets	$146,903,514

Total number of portfolio holdings	177

Portfolio turnover (%)	65%

Total management fees paid for the year	$1,773,403

2	continued>>

What did the Fund invest in? (as of August 31, 2025)

(1) Includes the gross market value of the Fund’s long and short exposure.

3	continued>>

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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4

Annual Shareholder Report August 31, 2025

Nuveen Equity Long/Short Fund
Class I Shares/NELIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$204	1.91%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Equity Long/Short Fund returned 13.24% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2025. The Fund outperformed the Equity Long/Short Blended Benchmark, which returned 12.77%. The Fund’s blended benchmark consists of 1) 70% Russell 1000® Index, and 2) 30% ICE BofA U.S. 3‑Month Treasury Bill Index.

•
Top contributors to relative performance

•
Security selection in the industrials sector, led by overweight long positions in Howmet Aerospace Inc. and nVent Electric plc.

•
Security selection and an overweight in the communication services sector, led by overweight long positions in Live Nation Entertainment, Inc. and Netflix Inc.

•
Security selection in the consumer discretionary sector, led by a short position in RH (formerly Restoration Hardware Holdings Inc.).

•
Top detractors from relative performance

•
Security selection and an overweight in the financials sector, including overweight long positions in Fiserv, Inc. and Arch Capital Group Ltd.

•
Overweight long position in Marvell Technology, Inc.

•
Security selection in the health care sector, including overweight long positions in BioMarin Pharmaceutical Inc. and UnitedHealth Group Incorporated.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2015 through August 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	13.24%	12.62%	9.15%

Russell 1000® Index	16.24%	14.34%	14.33%

Equity Long/Short Blended Benchmark	12.77%	11.09%	10.79%

Lipper Alternative Long/Short Equity Funds Classification Average	9.30%	8.89%	6.21%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

Fund Statistics (as of August 31, 2025)

Fund net assets	$146,903,514

Total number of portfolio holdings	177

Portfolio turnover (%)	65%

Total management fees paid for the year	$1,773,403

2	continued>>

What did the Fund invest in? (as of August 31, 2025)

(1) Includes the gross market value of the Fund’s long and short exposure.

3	continued>>

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W167_AR_0825 4786782

4

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

Nuveen Investment Trust II

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the Registrant’s current independent registered public accounting firm, billed to the Registrant during the Registrant’s fiscal year ended August 31, 2025, and the amount of fees that KPMG LLP (“KPMG”), the Registrant’s former independent registered public accounting firm, billed to the Registrant during the Registrant’s fiscal year ended August 31, 2024. The Audit Committee approved in advance all audit services and non-audit services that PwC and KPMG provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BILLED TO THE REGISTRANT

Fiscal Year Ended[5]	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]

August 31, 2025 (PwC)	$26,628	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

August 31, 2024 (KPMG)	$26,600	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.
5	The Registrant changed audit firm from KPMG to PwC on October 24, 2024.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s fiscal year ended August 31, 2025, and the amount of fees billed by KPMG to the Adviser and any Affiliated Fund Service Provider, for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s fiscal year ended August 31, 2024.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers

August 31, 2025 (PwC)	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

August 31, 2024 (KPMG)	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s fiscal year ended August 31, 2025 for non-audit services, and the amount of fees that KPMG billed during the Registrant’s fiscal year ended August 31, 2024 for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC and KPMG about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s and KPMG’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total

August 31, 2025 (PwC)	$0	$0	$11,084,014	$11,084,014
August 31, 2024 (KPMG)	$0	$0	$0	$0

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Nuveen Investment Trust II and Shareholders of Nuveen Equity
Long/Short Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of
Nuveen Equity Long/Short Fund (one of the funds constituting Nuveen Investment Trust II, hereafter referred to as the
"Fund") as of August 31, 2025, the related statements of operations, changes in net assets and cash flows, including the related notes, and the financial highlights for the year ended August 31, 2025 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations, changes in its net assets, its cash flows and the financial highlights for the year ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Fund as of and for the year ended August 31, 2024 and the financial highlights for each of the periods ended on or prior to August 31, 2024 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated October 29, 2024 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 29, 2025
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments August 31, 2025
Equity Long/Short
See Notes To Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.5%
144648691 COMMON STOCKS - 98.5% 144648691
AUTOMOBILES & COMPONENTS - 0.9%
3,900 (a) Tesla Inc $ 1,302,093
TOTAL AUTOMOBILES & COMPONENTS 1,302,093
BANKS - 5.4%
15,000 Citigroup Inc 1,448,550
33,500 Fifth Third Bancorp 1,533,295
5,000 JPMorgan Chase & Co 1,507,100
7,700 M&T Bank Corp 1,552,782
23,700 Wells Fargo & Co 1,947,666
TOTAL BANKS 7,989,393
CAPITAL GOODS - 12.6%
12,500 AECOM 1,561,125
4,800 Eaton Corp PLC 1,675,872
11,600 Emerson Electric Co 1,531,200
28,200 Flowserve Corp 1,513,212
8,700 Howmet Aerospace Inc 1,514,670
3,000 L3Harris Technologies Inc 832,860
2,750 Northrop Grumman Corp 1,622,610
17,600 nVent Electric PLC 1,590,864
2,200 Parker-Hannifin Corp 1,670,570
12,200 RTX Corp 1,934,920
3,800 Trane Technologies PLC 1,579,280
8,000 Westinghouse Air Brake Technologies Corp 1,548,000
TOTAL CAPITAL GOODS 18,575,183
COMMERCIAL & PROFESSIONAL SERVICES - 2.8%
5,500 Cintas Corp 1,155,165
5,600 Republic Services Inc 1,310,232
15,000 Veralto Corp 1,592,850
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,058,247
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.1%
20,300 (a) Amazon.com Inc 4,648,700
4,100 Home Depot Inc/The 1,667,757
15,700 (a) O'Reilly Automotive Inc 1,627,776
7,800 TJX Cos Inc/The 1,065,558
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 9,009,791
CONSUMER DURABLES & APPAREL - 0.7%
3,400 Ralph Lauren Corp 1,009,562
TOTAL CONSUMER DURABLES & APPAREL 1,009,562
CONSUMER SERVICES - 1.7%
9,800 Boyd Gaming Corp 841,428
6,000 Hilton Worldwide Holdings Inc 1,656,360
TOTAL CONSUMER SERVICES 2,497,788
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.5%
2,900 Casey's General Stores Inc 1,434,108
1,650 Costco Wholesale Corp 1,556,478
21,500 Walmart Inc 2,085,070
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 5,075,656
ENERGY - 2.9%
5,100 Cheniere Energy Inc 1,233,282
14,100 Exxon Mobil Corp 1,611,489
52,300 Kinder Morgan Inc 1,411,054
TOTAL ENERGY 4,255,825
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
6,000 American Tower Corp 1,223,100
6,800 Prologis Inc 773,704
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,996,804

Portfolio of Investments August 31, 2025
(continued)
Equity Long/Short

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES - 7.8%
5,400 American Express Co $ 1,788,912
1,600 Ameriprise Financial Inc 823,696
4,000 (a) Corpay Inc 1,302,680
11,400 KKR & Co Inc 1,590,186
2,100 Mastercard Inc, Class A 1,250,109
16,700 Nasdaq Inc 1,582,158
3,300 S&P Global Inc 1,809,852
28,000 (a) Toast Inc, Class A 1,262,800
TOTAL FINANCIAL SERVICES 11,410,393
FOOD, BEVERAGE & TOBACCO - 1.1%
24,400 Coca-Cola Co/The 1,683,356
TOTAL FOOD, BEVERAGE & TOBACCO 1,683,356
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
16,200 (a) Boston Scientific Corp 1,709,100
2,650 Cigna Group/The 797,305
2,650 (a) Intuitive Surgical Inc 1,254,232
4,100 Stryker Corp 1,604,781
5,150 (a) Veeva Systems Inc, Class A 1,386,380
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,751,798
HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
8,500 Estee Lauder Cos Inc/The, Class A 779,705
58,500 Kenvue Inc 1,211,535
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,991,240
INSURANCE - 1.6%
8,000 (a) Globe Life Inc 1,119,600
5,100 Progressive Corp/The 1,260,006
TOTAL INSURANCE 2,379,606
MATERIALS - 4.2%
3,900 Air Products and Chemicals Inc 1,147,029
10,900 DuPont de Nemours Inc 838,428
18,000 Freeport-McMoRan Inc 799,200
3,650 (a) Linde PLC 1,745,759
34,000 Smurfit WestRock PLC 1,610,240
TOTAL MATERIALS 6,140,656
MEDIA & ENTERTAINMENT - 7.7%
15,700 Alphabet Inc, Class A 3,342,687
4,600 Meta Platforms Inc 3,398,020
1,925 (a) Netflix Inc 2,325,881
3,100 (a) Take-Two Interactive Software Inc 723,137
13,000 Walt Disney Co/The 1,538,940
TOTAL MEDIA & ENTERTAINMENT 11,328,665
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.4%
1,950 Eli Lilly & Co 1,428,531
20,500 (a) Exelixis Inc 767,110
2,200 (a) Regeneron Pharmaceuticals Inc 1,277,540
5,100 (a) United Therapeutics Corp 1,554,276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,027,457
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.2%
13,000 Broadcom Inc 3,866,070
40,000 Intel Corp 974,000
17,500 Lam Research Corp 1,752,625
47,800 NVIDIA Corp 8,325,804
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 14,918,499
SOFTWARE & SERVICES - 9.2%
15,200 Microsoft Corp 7,701,688
9,300 (a) Palo Alto Networks Inc 1,771,836
4,200 Salesforce Inc 1,076,250
1,500 (a) ServiceNow Inc 1,376,190
2,750 (a) Synopsys Inc 1,659,680
TOTAL SOFTWARE & SERVICES 13,585,644

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
25,000 Apple Inc $ 5,803,500
12,900 (a) Arista Networks Inc 1,761,495
24,300 Cisco Systems Inc 1,678,887
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,243,882
UTILITIES - 3.0%
21,300 Alliant Energy Corp 1,385,991
9,700 American Electric Power Co Inc 1,076,894
7,000 Duke Energy Corp 857,430
5,800 Vistra Corp 1,096,838
TOTAL UTILITIES 4,417,153
TOTAL COMMON STOCKS
(Cost $93,337,455) 144,648,691
TOTAL LONG-TERM INVESTMENTS
(Cost $93,337,455) 144,648,691
SHARES DESCRIPTION VALUE
-42033664
COMMON STOCKS SOLD SHORT - (28.6)% (b)
X (42,033,664)
AUTOMOBILES & COMPONENTS - (0.3)%
(4,300) Thor Industries Inc $ (471,280)
TOTAL  AUTOMOBILES & COMPONENTS (471,280)
a a a a a a a a
BANKS - (0.9)%
(22,700) KeyCorp (439,472)
(10,000) Synovus Financial Corp (516,100)
(9,000) Truist Financial Corp (421,380)
TOTAL  BANKS (1,376,952)
a a a a a a a a
CAPITAL GOODS - (4.5)%
(6,700) A O Smith Corp (477,643)
(4,200) AGCO Corp (454,398)
(6,300) Donaldson Co Inc (501,921)
(9,600) Fortive Corp (459,456)
(8,750) Fortune Brands Innovations Inc (512,050)
(5,300) Graco Inc (452,567)
(1,700) Huntington Ingalls Industries Inc (460,343)
(850) Lennox International Inc (474,181)
(5,000) Otis Worldwide Corp (431,900)
(4,000) PACCAR Inc (399,920)
(3,300) (a) SiteOne Landscape Supply Inc (472,692)
(6,300) Timken Co/The (486,549)
(6,100) Toro Co/The (494,466)
(1,150) Watsco Inc (462,737)
TOTAL  CAPITAL GOODS (6,540,823)
a a a a a a a a
COMMERCIAL & PROFESSIONAL SERVICES - (0.3)%
(1,700) Equifax Inc (418,710)
TOTAL  COMMERCIAL & PROFESSIONAL SERVICES (418,710)
a a a a a a a a
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - (1.3)%
(8,000) Advance Auto Parts Inc (487,920)
(6,800) Best Buy Co Inc (500,752)
(3,600) Genuine Parts Co (501,588)
(1,500) Pool Corp (466,065)
TOTAL  CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (1,956,325)
a a a a a a a a
CONSUMER DURABLES & APPAREL - (1.0)%
(50,000) Leggett & Platt Inc (480,500)
(2,200) (a) Lululemon Athletica Inc (444,840)
(5,400) Somnigroup International Inc (453,330)
TOTAL  CONSUMER DURABLES & APPAREL (1,378,670)
a a a a a a a a

Portfolio of Investments August 31, 2025
(continued)
Equity Long/Short

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER SERVICES - (2.0)%
(2,900) (a) Airbnb Inc, Class A $ (378,537)
(4,200) (a) Bright Horizons Family Solutions Inc (495,768)
(6,600) (a) Cava Group Inc (445,830)
(2,100) Darden Restaurants Inc (434,574)
(7,600) Las Vegas Sands Corp (437,988)
(1,450) Marriott International Inc/MD, Class A (388,397)
(2,800) Yum! Brands Inc (411,516)
TOTAL  CONSUMER SERVICES (2,992,610)
a a a a a a a a
CONSUMER STAPLES DISTRIBUTION & RETAIL - (0.3)%
(10,800) (a) Maplebear Inc (468,396)
TOTAL  CONSUMER STAPLES DISTRIBUTION & RETAIL (468,396)
a a a a a a a a
ENERGY - (1.0)%
(19,500) (a) Coterra Energy Inc (476,580)
(5,300) ONEOK Inc (404,814)
(14,500) Range Resources Corp (496,915)
TOTAL  ENERGY (1,378,309)
a a a a a a a a
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - (1.6)%
(11,900) CubeSmart (486,948)
(9,600) First Industrial Realty Trust Inc (504,960)
(1,400) Public Storage (412,426)
(3,700) Sun Communities Inc (469,419)
(12,000) UDR Inc (474,840)
TOTAL  EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (2,348,593)
a a a a a a a a
FINANCIAL SERVICES - (1.8)%
(2,800) Jack Henry & Associates Inc (457,128)
(1,200) LPL Financial Holdings Inc (437,376)
(675) Moody's Corp (344,088)
(3,700) State Street Corp (425,389)
(4,400) T Rowe Price Group Inc (473,528)
(3,800) Tradeweb Markets Inc, Class A (468,768)
TOTAL  FINANCIAL SERVICES (2,606,277)
a a a a a a a a
FOOD, BEVERAGE & TOBACCO - (0.3)%
(10,300) (a) Pilgrim's Pride Corp (457,835)
TOTAL  FOOD, BEVERAGE & TOBACCO (457,835)
a a a a a a a a
HEALTH CARE EQUIPMENT & SERVICES - (1.8)%
(3,600) (a) DaVita Inc (495,936)
(600) (a) IDEXX Laboratories Inc (388,254)
(1,650) Labcorp Holdings Inc (458,684)
(1,500) (a) ResMed Inc (411,765)
(6,300) (a) Solventum Corp (460,467)
(1,900) STERIS PLC (465,614)
TOTAL  HEALTH CARE EQUIPMENT & SERVICES (2,680,720)
a a a a a a a a
HOUSEHOLD & PERSONAL PRODUCTS - (0.2)%
(4,100) Colgate-Palmolive Co (344,687)
TOTAL  HOUSEHOLD & PERSONAL PRODUCTS (344,687)
a a a a a a a a
INSURANCE - (1.1)%
(3,800) Aflac Inc (406,068)
(1,150) Chubb Ltd (316,330)
(1,400) Everest Group Ltd (478,632)
(3,800) Prudential Financial Inc (416,708)
TOTAL  INSURANCE (1,617,738)
a a a a a a a a

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS - (1.9)%
(52,500) Amcor PLC $ (453,075)
(2,700) Avery Dennison Corp (463,455)
(8,900) Ball Corp (468,496)
(5,400) CF Industries Holdings Inc (467,802)
(1,400) Ecolab Inc (387,856)
(9,700) International Paper Co (481,896)
TOTAL  MATERIALS (2,722,580)
a a a a a a a a
MEDIA & ENTERTAINMENT - (1.0)%
(8,300) Fox Corp, Class A (495,510)
(19,100) Interpublic Group of Cos Inc/The (512,644)
(7,600) New York Times Co/The, Class A (454,784)
TOTAL  MEDIA & ENTERTAINMENT (1,462,938)
a a a a a a a a
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (1.2)%
(3,600) Agilent Technologies Inc (452,376)
(10,000) (a) QIAGEN NV (465,000)
(5,200) Revvity Inc (468,572)
(2,400) Zoetis Inc (375,360)
TOTAL  PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (1,761,308)
a a a a a a a a
REAL ESTATE MANAGEMENT & DEVELOPMENT - (0.3)%
(5,700) (a) Zillow Group Inc, Class C (480,567)
TOTAL  REAL ESTATE MANAGEMENT & DEVELOPMENT (480,567)
a a a a a a a a
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.7)%
(5,600) Entegris Inc (468,944)
(4,100) Teradyne Inc (484,784)
TOTAL  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (953,728)
a a a a a a a a
SOFTWARE & SERVICES - (1.7)%
(1,300) (a) Autodesk Inc (409,110)
(1,800) (a) Cloudflare Inc, Class A (375,678)
(6,000) Cognizant Technology Solutions Corp, Class A (433,500)
(275) (a) Fair Isaac Corp (418,451)
(1,800) (a) Gartner Inc (452,142)
(800) (a) Tyler Technologies Inc (450,304)
TOTAL  SOFTWARE & SERVICES (2,539,185)
a a a a a a a a
TECHNOLOGY HARDWARE & EQUIPMENT - (0.3)%
(2,700) CDW Corp/DE (444,852)
TOTAL  TECHNOLOGY HARDWARE & EQUIPMENT (444,852)
a a a a a a a a
TRANSPORTATION - (2.2)%
(3,500) CH Robinson Worldwide Inc (450,450)
(3,800) Expeditors International of Washington Inc (458,052)
(1,450) Norfolk Southern Corp (405,971)
(20,000) Schneider National Inc, Class B (494,400)
(14,700) (a) Southwest Airlines Co (483,630)
(9,000) U-Haul Holding Co (470,160)
(3,800) (a) XPO Inc (492,860)
TOTAL  TRANSPORTATION (3,255,523)
a a a a a a a a
UTILITIES - (0.9)%
(2,800) Atmos Energy Corp (465,164)
(10,200) FirstEnergy Corp (444,924)
(11,000) NiSource Inc (464,970)
TOTAL  UTILITIES (1,375,058)
a a a a a a a a
TOTAL COMMON STOCKS SOLD SHORT
(Proceeds $41,401,019) (42,033,664)
OTHER ASSETS & LIABILITIES, NET -  30.1% 44,288,487
NET ASSETS - 100% $ 146,903,514

Portfolio of Investments August 31, 2025
(continued)
Equity Long/Short

See Notes To Financial Statements
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common
Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $24,025,619 have been pledged as collateral for Common Stocks Sold Short.

Statement of Assets and Liabilities
See Notes to Financial Statements

August 31, 2025
Equity Long/
Short
ASSETS
Long-term investments, at value
†
$ 144,648,691
Cash collateral at brokers for common stocks sold short
(1)
43,880,874
Receivables:
Dividends 114,159
Investments sold 3,221,151
Reimbursement from Adviser 27,146
Shares sold 57,050
Other 48,974
Total assets 191,998,045
LIABILITIES
Common stocks sold short, at value
§
42,033,664
Cash overdraft 111,355
Payables:
Management fees 156,520
Dividends on common stocks sold short 65,487
Interest 16
Investments purchased - regular settlement 2,526,917
Shares redeemed 61,053
Accrued expenses:
Custodian fees 23,875
Trustees fees 5,141
Professional fees 48,989
Shareholder reporting expenses 18,863
Shareholder servicing agent fees 31,989
12b-1 distribution and service fees 10,662
Total liabilities 45,094,531
Net assets $ 146,903,514
NET ASSETS CONSIST OF:
Paid-in capital $ 95,335,326
Total distributable earnings (loss) 51,568,188
Net assets $ 146,903,514
†
   Long-term investments, cost $ 93,337,455
§
   Common stocks sold short, proceeds $ 41,401,019
(1)
Cash pledged as collateral for common stocks sold short is in addition to the Fund’s securities pledged as collateral as noted in the Portfolio of Investments.
Equity Long/
Short
CLASS A:
Net assets $ 26,059,485
Shares outstanding 420,010
Net asset value ("NAV") per share $ 62.04
Maximum sales charge 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 65.82
CLASS C:
Net assets $ 5,948,094
Shares outstanding 110,150
NAV and offering price per share $ 54.00
CLASS I:
Net assets $ 114,895,935
Shares outstanding 1,772,533
NAV and offering price per share $ 64.82
Authorized shares - per class Unlimited
Par value per share $ 0.01

Statement of Operations
See Notes to Financial Statements

Year Ended August 31, 2025 Equity Long/Short
INVESTMENT INCOME
Affiliated income $ 85,418
Dividends 1,588,101
Interest 60,572
Prime brokerage interest 1,703,873
Total investment income 3,437,964
EXPENSES
–
Management fees 1,773,403
12b-1 service fees - Class A 58,931
12b-1 distribution and service fees - Class C 74,135
Shareholder servicing agent fees - Class A 21,143
Shareholder servicing agent fees - Class C 6,623
Shareholder servicing agent fees - Class I 98,960
Interest expense 3,026
Trustees fees 5,365
Custodian expenses 34,048
Dividends expense on common stocks sold short 776,531
Registration fees 52,629
Professional fees 70,485
Shareholder reporting expenses 47,183
Other 24,795
Total expenses before fee waiver/expense reimbursement 3,047,257
Fee waiver/expense reimbursement (218,428)
Net expenses 2,828,829
Net investment income (loss) 609,135
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 6,361,838
Common stocks sold short (2,520,610)
Net realized gain (loss) 3,841,228
Change in unrealized appreciation (depreciation) on:
Investments 11,380,181
Common stocks sold short 1,367,582
Net change in unrealized appreciation (depreciation) 12,747,763
Net realized and unrealized gain (loss) 16,588,991
Net increase (decrease) in net assets from operations $ 17,198,126

Statement of Changes in Net Assets
See Notes to Financial Statements

Equity Long/Short
Year Ended
8/31/25
Year Ended
8/31/24
OPERATIONS
Net investment income (loss) $ 609,135 $ 898,032
Net realized gain (loss) 3,841,228 5,645,652
Net change in unrealized appreciation (depreciation) 12,747,763 13,716,558
Net increase (decrease) in net assets from operations 17,198,126 20,260,242
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,047,315) (731,681)
Class C (368,669) (254,169)
Class I (5,243,443) (3,398,713)
Total distributions (6,659,427) (4,384,563)
FUND SHARE TRANSACTIONS
Subscriptions 35,633,417 37,527,286
Reinvestments of distributions 6,650,712 4,376,095
Redemptions (37,473,673) (37,128,412)
Net increase (decrease) from Fund share transactions 4,810,456 4,774,969
Capital contribution from the Adviser – 484,755
Net increase (decrease) in net assets 15,349,155 21,135,403
Net assets at the beginning of period 131,554,359 110,418,956
Net assets at the end of period $ 146,903,514 $ 131,554,359

Statement of Cash Flows
See Notes to Financial Statements

Year Ended August 31, 2025
Equity Long/
Short
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ 17,198,126
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (80,752,629)
Purchases of common stock sold short (36,010,420)
Proceeds from sale and maturities of investments 83,881,218
Proceeds from sales of common stock sold short 38,736,757
Proceeds from (Purchase of) short-term investments, net 825,000
Proceeds from litigation settlement 153,652
(Increase) Decrease in:
Receivable for dividends (9,468)
Receivable for interest 242
Receivable for investments sold (2,901,967)
Receivable for reimbursement from Adviser 20
Other assets 487,976
Increase (Decrease) in:
Payable for dividends on common stocks sold short 10,470
Payable for interest 16
Payable for investments purchased - regular settlement 2,071,910
Payable for management fees 23,010
Accrued custodian fees (805)
Accrued 12b-1 distribution and service fees (659)
Accrued Trustees fees 469
Accrued professional fees 24,698
Accrued shareholder reporting expenses (218)
Accrued shareholder servicing agent fees 3,214
Net realized (gain) loss from investments (6,361,838)
Net realized (gain) loss from common stocks sold short 2,520,610
Net change in unrealized (appreciation) depreciation of investments (11,380,181)
Net change in unrealized (appreciation) depreciation of common stocks sold short (1,367,582)
Net cash provided by (used in) operating activities 7,151,621
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 150,223
(Repayments) of borrowings (150,223)
Increase (Decrease) in:
Cash overdraft 111,355
Cash distributions paid to common shareholders (8,715)
Subscriptions 35,702,918
Redemptions (37,425,225)
Net cash provided by (used in) financing activities (1,619,667)
Net increase (decrease) in cash and cash collateral at brokers 5,531,954
Cash and cash collateral at brokers at the beginning of period 38,348,920
Cash and cash collateral at brokers at the end of period $ 43,880,874
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Equity Long/
Short
Cash paid for interest
$ 10,513
Non-cash financing activities not included herein consists of reinvestments of share distributions 6,650,712

Financial Highlights

Ratios of Dividends Expense
on Common Stocks Sold Short
to Average Net Assets
Ratios of Prime Broker Expenses
to Average Net Assets
Class A
Class C
Class I
Class A
Class C
Class I
8/31/25
0 .55%
0 .54%
0 .55%
—
—
—
8/31/24
0 .57
0 .58
0 .57
—
—
—
8/31/23
0 .60
0 .60
0 .60
—
—
—
8/31/22
0 .37
0 .36
0 .36
0 .25
0 .25
0 .25
8/31/21
0 .58
0 .59
0 .60
0 .34
0 .35
0 .35
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(b)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Equity Long/Short
Class
A
8/31/25
$ 57.45 $ 0.16 $ 7.17 $ 7.33 $ (0.38) $ (2.36) $ (2.74) $ 62.04
8/31/24
49.84 0.34 9.28 9.62 (2.01) — (2.01) 57.45
8/31/23
46.40 (0.18) 6.65 6.47 — (3.03) (3.03) 49.84
8/31/22
52.35 (0.45) (4.15) (4.60) — (1.35) (1.35) 46.40
8/31/21
41.40 (0.41) 11.36 10.95 — — — 52.35
Class
C
8/31/25
50.35 (0.24) 6.25 6.01 — (2.36) (2.36) 54.00
8/31/24
43.70 (0.05) 8.15 8.10 (1.45) — (1.45) 50.35
8/31/23
41.36 (0.47) 5.84 5.37 — (3.03) (3.03) 43.70
8/31/22
47.15 (0.74) (3.70) (4.44) — (1.35) (1.35) 41.36
8/31/21
37.57 (0.68) 10.26 9.58 — — — 47.15
Class
I
8/31/25
59.92 0.32 7.48 7.80 (0.54) (2.36) (2.90) 64.82
8/31/24
51.96 0.49 9.68 10.17 (2.21) — (2.21) 59.92
8/31/23
48.13 (0.07) 6.93 6.86 — (3.03) (3.03) 51.96
8/31/22
54.12 (0.33) (4.31) (4.64) — (1.35) (1.35) 48.13
8/31/21
42.70 (0.31) 11.73 11.42 — — — 54.12
(a)
Each ratio includes the effect of dividends expense on common stocks sold short and prime broker expenses as shown in the following table. See Notes for Financial
Statements for more information.
(b)
Based on average shares outstanding.
(c)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.   During the fiscal years ended August 31, 2024 and August 31, 2023,
Nuveen Fund Advisors, LLC, made a payment to the Fund to reimburse for certain interest expenses associated with the Fund's short positions that were unnecessarily incurred due to an operational issue. This payment had the effect of increasing the Fund's NAVs by the following amounts: 1) Class A Shares - $0.22, 2) Class C Shares -
$0.19, 3) Class I Shares - $0.22 for the fiscal year ended August 31, 2024 and 1) Class A Shares - $1.50, 2) Class C Shares - $1.32, 3) Class I Shares - $1.56 for the fiscal year ended August 31, 2023. As a result, the Fund's total returns for the years ended August 31, 2024 and August 31, 2023, would have been as follows: 1) Class A Shares –
19.37%, 2) Class C Shares – 18.52%, 3) Class I Shares – 19.72% and 1) Class A Shares - 11.30%, 2) Class C Shares - 10.36%, 3) Class I Shares - 11.78%, respectively.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
(a)
Total
Return
(c)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(d)
NII
(Loss)
(d),(e)
Portfolio
Turnover
Rate
12.94% $ 26,059 2.31% 2.16% 0.28% 65%
19.83 22,370 2.37 2.18 0.64 98
15.04 25,720 2.42 2.21 (0.39) 77
(9.12) 24,434 2.40 2.22 (0.89) 94
26.45 28,482 2.63 2.53 (0.91) 200
12.09 5,948 3.06 2.91 (0.46) 65
18.94 8,184 3.12 2.93 (0.11) 98
14.17 7,800 3.17 2.96 (1.18) 77
(9.80) 8,797 3.15 2.96 (1.64) 94
25.50 12,112 3.39 3.29 (1.68) 200
13.24 114,896 2.06 1.91 0.52 65
20.14 101,000 2.12 1.93 0.89 98
15.33 76,899 2.17 1.96 (0.15) 77
(8.89) 77,576 2.14 1.96 (0.64) 94
26.74 106,132 2.40 2.30 (0.67) 200

Notes to Financial Statements

1. General Information
Trust and Fund Information:
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Equity Long/Short Fund (the ’’Fund’’). The
Trust was organized as a Massachusetts business trust on June 27, 1997.
Current Fiscal Period:
The end of the reporting period for the Fund is August 31, 2025, and the period covered by these Notes to Financial
Statements is the fiscal year ended August 31, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has
overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund's Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes.
Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income on investments purchased and dividends expense on common stocks sold short are recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund's custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Fund's Portfolio of Investments or Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
The Fund’s investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic
280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Fund adopted ASU 2023-07 during the current fiscal period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial positions or the results of their operations.
The Fund represents a single operating segment. The officers of the Fund act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of the Fund as a whole and is responsible for the Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.
Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement:
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to
Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU
2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:

4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
As of the end of the reporting period, the Fund had no outstanding repurchase agreements.
Securities Lending:
The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Fund's custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by the Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the Fund did not have any securities out on loan.
Short Sale Transactions:
The Fund pursues a “long/short” investment strategy, pursuant to which it sells securities short and may purchase additional long investments with some or all of the proceeds of the short sale transactions.
When the Fund sells a security short, it borrows the security from a third party and segregates assets as collateral to secure its obligation to return the security to the lender either upon closing out the short position or upon demand from the lender. Proceeds from short selling may be used to finance the purchase of additional securities for Fund’s long portfolio. The amount of collateral required to be pledged to borrow a security is determined by reference to the market value of the security borrowed. The value of the collateral required to be pledged as of the end of the reporting period is disclosed in the Fund’s Portfolio of Investments, and any cash pledged as collateral in addition to long-term investments is recognized as “Cash collateral at broker for common stocks sold short”, on the Statement of Assets and Liabilities. The Fund is obligated to pay the party from whom the securities were borrowed dividends declared on the stock by the issuer and such amounts are recognized as “Dividends expense on common stocks sold short”, on the Statement of Operations, when applicable. Short sales are valued daily, and the corresponding unrealized gains and losses are recognized as “Change in unrealized appreciation (depreciation) on common stocks sold short” on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amounts shown on the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and on the date on which the Fund replaces the borrowed security. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could retain. The Fund will realize a gain if the price of the security declines between those dates. Gains and losses from securities sold short are recognized as “Realized gain (loss) from common stocks sold short” on the Statement of Operations.
Bank of America Merrill Lynch (“BAML”) facilitates the short sales transactions for the Fund. The Fund currently pays prime brokerage fees to BAML for its services for the Fund. The Fund may also earn interest on cash proceeds from short sales as an element of the prime broker fee arrangement with BAML and is recognized as “Prime brokerage interest” on the Statement of Operations. The prime brokerage fees, if any, paid to BAML are recognized as “Prime broker expense” on the Statement of Operations.
Purchases and Sales:
Long-term purchases and sales (including transactions for common stocks sold short) during the current fiscal period were as follows:
Equity Long/Short
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 144,648,691 $ – $ – $ 144,648,691
Common Stocks Sold Short (42,033,664) – – (42,033,664)
Total
$ 102,615,027 $ – $ – $ 102,615,027

Notes to Financial Statements
(continued)
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
The Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
7. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Equity Long/Short
$ 116,763,049 $ 122,617,975
Year Ended
8/31/25
Year Ended
8/31/24
Equity Long/Short Shares Value Shares Value
Subscriptions:
Class A 107,857 $6,345,938 74,233 $3,930,388
Class A - automatic conversion of Class C 62 3,497 73 3,867
Class C 9,685 500,514 17,498 816,452
Class I 465,793 28,783,468 587,325 32,776,579
Total subscriptions 583,397 35,633,417 679,129 37,527,286
Reinvestments of distributions:
Class A 17,444 1,047,315 14,434 731,681
Class C 7,029 368,669 5,692 254,169
Class I 83,570 5,234,728 64,234 3,390,245
Total reinvestments of distributions 108,043 6,650,712 84,360 4,376,095
Redemptions:
Class A (94,726) (5,566,257) (215,447) (10,684,126)
Class C (69,052) (3,523,126) (39,033) (1,815,841)
Class C - automatic conversion to Class A (71) (3,497) (83) (3,867)
Class I (462,537) (28,380,793) (445,765) (24,624,578)
Total redemptions (626,386) (37,473,673) (700,328) (37,128,412)
Net increase (decrease) 65,054 $4,810,456 63,161 $4,774,969

The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, investments in common stocks sold short, return of capital and long-term capital gain distributions received from portfolio investments, and tax equalization. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes, as well as proceeds from common stocks sold short, were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Annual fund-level fee, payable monthly, is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Equity Long/Short
$ 52,833,021 $ 52,347,529 $ (2,565,523) $ 49,782,006
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Equity Long/Short
$ — $ 1,790,483 $ 49,782,006 $ — $ — $ (4,301) $ 51,568,188
8/31/25 8/31/24
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Equity Long/Short
$ 617,890 $ 6,041,537 $ 4,384,563 $ -
Average Daily Net Assets Fund-Level Fee Rate
For the first $125 million 1.1000%
For the next $125 million 1.0875
For the next $250 million 1.0750
For the next $500 million 1.0625
For the next $1 billion 1.0500
For the next $3 billion 1.0250
For the next $2.5 billion 1.0000
For the next $2.5 billion 0.9875
For net assets over $10 billion 0.9750

Notes to Financial Statements
(continued)
The annual complex-level fee, payable monthly, for the Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses through July 31, 2027 so that total annual Fund operating expenses (excluding
12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short, and extraordinary expenses)
do not exceed 1.40% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the Board.
Payment from Adviser
: During the prior fiscal period, the Adviser made payments of $484,755 to the Fund to reimburse for certain interest expenses associate with the Fund's short positions that were unnecessarily incurred due to an operational issue. These amounts are recognized as
“Capital contribution from the Adviser” on the Statement of Changes in Net Assets. During the prior fiscal period, this payment had the effect of increasing the Fund's NAVs by the following amounts: 1) Class A Shares - $0.22, 2) Class C Shares - $0.19 and 3) Class I Shares - $0.22. As a result, the Fund's total returns for the year ended August 31, 2024, were higher than they would have been had the Fund not received the payment.
Distribution and Service Fees:
The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class
I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Fund receives voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Fund, which amounted to $85,418, is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the
Fund at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Equity Long/Short
0.1568%
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Equity Long/Short
$ 79,781 $ 70,051

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to the Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Borrowing Arrangements
Line of Credit:
The Fund, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the
Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other
Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Commission
Advances
(Unaudited)
Equity Long/Short
$ 2,909
Fund
12b-1 Fees
Retained
(Unaudited)
Equity Long/Short
$ 4,673
Fund
CDSC
Retained
(Unaudited)
Equity Long/Short
$ —
Fund
Maximum
Outstanding
Balance
Equity Long/Short
$ 150,223
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Equity Long/Short
1 $ 150,223 5.53%

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, the Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
163(j)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Equity Long/Short
$ 6,061,49 3
Fund Percentage
Equity Long/Short
100 .0%
Fund Percentage
Equity Long/Short
100 .0%
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Equity Long/Short
2 .9% — %
Fund Percentage
Equity Long/Short
3 .0%

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in Independent Registered Public Accounting Firm

(a) Previous independent registered public accounting firm: On October 24, 2024, the Fund’s Board of Trustees (the “Board”), upon recommendation from the Audit Committee, notified KPMG LLP (“KPMG”) that it would be dismissed as the independent registered public accounting firm for the Fund effective upon (i) completion of KPMG’s audit of the Fund’s financial statements to be included in the Fund’s Annual Report on Form N-CSR (the “2024 Annual Report”) for the fiscal year ended August 31, 2024 and (ii) the issuance of KPMG’s report on the same. KPMG’s dismissal as the Fund’s independent registered public accounting firm was effective on October 29, 2024, which is the date on which KPMG issued their report on their audit of the Fund’s financial statements to be included in the 2024 Annual Report. KPMG’s audit reports on the Fund’s financial statements as of and for the fiscal years ended August 31, 2024 and August 31, 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023 and the subsequent interim period through October 29, 2024, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).

The Fund provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission stating whether KPMG agrees with the above statements.

(b) New independent registered public accounting firm: On October 24, 2024, the Board, upon recommendation from the Audit Committee, appointed PricewaterhouseCoopers LLP (“PwC”) as the new independent registered public accounting firm for the Fund for the fiscal year ending August 31, 2025. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, the Fund has not consulted with PwC regarding any of the matters described in Regulation S-K Item 304 (“S-K 304”), S-K 304(a)(2)(i) or S-K 304(a)(2)(ii) disclosure.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by the Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Fund does not pay any remuneration to its officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Equity Long/Short Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nuveen Investment Trust II approved, for each applicable series thereof, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each respective series, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Sub-Adviser is also an affiliate of the Adviser. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to Nuveen Equity Long/Short Fund (the “Fund”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of the Investment Management Agreement and Sub-Advisory Agreement on behalf of the Fund on an annual basis. The Investment Management Agreement and Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.”

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by NFAL, including the Fund, and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or the “funds”). The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for a Fund Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/ or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of the Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Fund for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Fund’s advisory arrangements and oversight of the Fund. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the Fund. With this approach, they considered the roles of the Adviser and the Sub- Adviser in providing services to the Fund.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the funds.

In its review, the Board considered that the Fund operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. The Fund utilizes the Sub-Adviser to manage its portfolio subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Fund (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

2

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreement.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the Fund under each Advisory Agreement.

B. The Investment Performance of the Fund and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Fund. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For the Fund, which has multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered the Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and a fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

The performance determinations with respect to the Fund are summarized below:

•

The Board considered that although the Fund’s performance was below the performance of its benchmark for the five-year period ended December 31, 2024, the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the Fund (if any). In addition to the management fee arrangements, the Board Members considered the Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the Fund.

In its review, the Board considered that the management fees of the Fund were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex- wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, the Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Fund. In its review of such comparative fee and expense data, the Board considered, among other things, the Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between a fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Fund.

The Board’s considerations regarding the comparative fee data for the Fund are set forth below:

•

The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median. The Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Universe median, and the Fund’s actual management fee rate and net total expense ratio were each below the Expense Universe median, respectively.

Based on its review of the information provided, the Board determined that the Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the

4

applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the Fund, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors that were applicable to the Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Fund generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the temporary and/or permanent expense caps applicable to the Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Fund were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to the Fund and that the Advisory Agreements be renewed for an additional one-year period.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust II

Date: November 6, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 6, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: November 6, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)